Summary of significant accounting policies (Details 4)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	0.1379	0.1450	0.1493
Foreign Currency Average Exchange Rate Translation	0.1443	0.1486	0.1543